Revenues and other income	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Revenues and other income	Revenues and other income
Accounting policies

Revenue

Revenue is recognized in accordance with IFRS 15.

Under IFRS 15, revenue is recognized when the Company satisfies a performance obligation by transferring a distinct good or service (or a distinct bundle of goods and/or services) to a customer, i.e. when the customer obtains control of these goods or services. An asset is transferred when the customer obtains control of the asset (or service).

Given the wide spectrum of therapeutic research and development opportunities, aside from the fields that the Company intends to research and develop with its own scientific and financial resources, the Company has entered and expects to enter into license and collaboration agreements with third parties in certain specific fields that have generated or will generate revenue.

Therefore, each agreement has been and will be analyzed, on a case-by-case basis to determine whether the arrangement contains performance obligations to the other party and, if so, to identify the nature of these performance obligations in order to determine the appropriate accounting under IFRS 15 principles of the amounts that the Company has received or is entitled to receive from the other party e.g.:

•Development services performed by the Company to create or enhance an intellectual property controlled by the client, for which revenue is recognized over time, when services are rendered;
•A transfer of control of an existing intellectual property of the Company for which revenue is recognized at the time such control is transferred;
•A license:
◦If the license is assessed to be a right to access the Company’s intellectual property as it exists throughout the license period, revenue is recognized over the license period; or
◦If the license is a right to use the Company’s intellectual property as it exists (in term of forms and functionality), revenue is recognized when the other party is able to use and benefit from the license; or
•Product supply for which the revenue is recognized once the control over the delivered products is transferred.

Contingent revenue arising from successful milestones or sales-based royalties are not recognized before the related milestone has been reached or sale has occurred.

Application to the license and collaboration agreement with PharmaEngine

Under the License and Collaboration Agreement, the Company’s and PharmaEngine’s rights are clearly identified and, financial terms are defined in the contract. The contract has commercial substance (the Company’s cash flows have been affected by the terms of the contract) and the Company has collected and is entitled to collect in the future consideration in exchange for the goods and services transferred to PharmaEngine.

The Company identified three performance obligations in the License and Collaboration Agreement described under Note 4 above:

•the license of the right to use the Company’s patent and know-how;
•the support provided by the Company to PharmaEngine until the first regulatory approval is granted in PharmaEngine’s territory that the Company views as a series of distinct periods of access to information and experience that is satisfied over time; and
•the supply of NBTXR3 to PharmaEngine.

An upfront payment of $1.0 million was fully recognized as revenue when the license was transferred to PharmaEngine in 2012.

Development milestones constitute variable payments that are recognized over-time. As milestone payment timing was defined to reflect the efforts of both parties over time and were amended to reflect all changes in the contractual development plan, the Company concluded that the terms of variable payments reflect its efforts to satisfy the performance obligation related to each development phase and that no portion if any of such consideration that would relate to the license would impact the timing of recognition because of the highly probable collectability requirement. On this basis, the first milestone payment of $1 million (upon signature of the first amendment that allowed PharmaEngine to benefit from the results of the Company’s clinical studies for soft-tissue sarcoma indication) and the second milestone payment of $1 million (first patient’s injection with NBTXR3 in soft tissue sarcoma study in Asia) were received and recognized in 2014 and 2016, respectively. The next milestone will be received following the first filing for regulatory approval for marketing NBTXR3 in PharmaEngine ’s territory, which had not occurred as of December 31, 2021.

Royalties are considered at market conditions and will be fully recognized once the subsequent sales occur.

In March 2021, the Company and PharmaEngine mutually agreed to terminate the license and collaboration agreement. See note 4 Significant Transactions.

Application of IFRS 15 to the license and collaboration agreement with LianBio

Under the clause 8.5 of the license and collaboration agreement between the Company and LianBio, LianBio has the final decision on development and marketing activities in its territory. Consequently, the agreement does not qualify as a partnership under IFRS 11, which requires joint control and unanimous approval of strategic decisions by both parties. The agreement falls within the scope of IFRS 15.

We identified the separate performance obligations of the contract under IFRS 15. The agreement includes the following obligations to LianBio:

•an exclusive license, under the Company's intellectual property, to develop and market the licensed products;
•the right to actively participate in global Phase III registration trials to obtain marketing approval in China;
•if a pivotal trial is initiated by the Company in another country, the right to obtain a license and the right to reference efficacy data from the study and regulatory filings and approvals;
•if a Phase I and Phase II trial is initiated by the Company, the right to obtain access to and a license to all clinical data and regulatory filings relating to such clinical trial; and
•the requirement to purchase products under license to the Company.

The Company's know-how as disclosed and made available to LianBio could not technically be used by LianBio, or by a third party, to manufacture the licensed products. The provision of additional know-how data and information by the Company is necessary to enable a third party to manufacture the licensed products. This information will only be provided if the Company, at any time following a change of control of the Company, fails to provide at least 80% of LianBio's forecasted need for licensed products in a given calendar year. The license cannot be separated because LianBio cannot benefit from the license alone (i.e. without the ongoing manufacturing service provided by the Company). On this basis, we concluded that the license and the manufacturing service are not distinct.

As the license is not separate, any services performed in connection with the clinical trials cannot be analyzed as a separate service provided by the Company to LianBio, because LianBio cannot benefit from the clinical trials alone.

LianBio has the exclusive right to purchase and sell the licensed products in its territory but has no enforceable obligation to make the purchases.

Accordingly, the agreement contains only one performance obligation: the manufacturing and the supply by Nanobiotix to LianBio of the licensed products.

In consideration for this exclusive right to purchase and sell the licensed products granted to LianBio, the Company received on June 15, 2021, a non-refundable upfront payment of $20 million and may receive up to $220 million in potential additional payments upon the achievement of certain development and commercialization milestones. The development milestones events refer to the effort provided by LianBio to register the licensed product as a drug and to enroll patients in the global phase III registrational study in head and neck within 18 months and the receipt of marketing authorization for the Licensed Product in the territory for any indication in the field. The Company is entitled to receive sales milestones payments, once the aggregate net sales of the Licensed product in the territory achieve graduated amounts.

No revenue is to be recognized when such a right is granted. The upfront payment and milestone payments are considered as advance payments for future deliverables. Therefore, no revenue will be recognized until the first sales of the licensed products occur. In accordance with paragraph 106 of IFRS 15, upon receipt of an upfront payment from LianBio, the Company shall recognize a contractual liability to the extent of the upfront payment. The Company shall derecognize this contractual liability (and recognize revenue) when it transfers the licensed products.

The upfront payment and milestone payments must be allocated to the sales of licensed products. Significant judgment will be required to determine how to allocate the upfront payments to the sales of licensed products.

Nanobiotix will also be eligible to receive tiered, low double-digit royalties based on net sales of NBTXR3 in the licensed territories. The method of recognizing these revenues is also yet to be determined.
Grants

Due to its innovative approach to nanomedicine, the Company has received various grants and other assistance from the government of France and French public authorities since its creation. The funds are intended to finance its operations or specific recruitments. Grants are recognized in income as the corresponding expenses are incurred and independently of cash flows received.

Research tax credit

The French tax authorities grant a research tax credit (Crédit d’Impôt Recherche, or “CIR”), to companies in order to encourage them to conduct technical and scientific research. Companies demonstrating that they have incurred research expenditures that meet the required criteria (research expenses in France or, since January 1, 2005, other countries in the European Community or the European Economic Area that have signed a tax treaty with France containing an administrative assistance clause) receive a tax credit that can theoretically be compensated with the income tax due on the profits of the financial year during which the expenses have been incurred and the following three years. Any unused portion of the credit is then refunded by the French Treasury. If the Company can be qualified as small and medium-sized enterprises, in France the “PME”, it can request immediate refund of the remaining tax credit, without application of the three-year period).

The Company has received research tax credits since its creation. These amounts are recognized as "Other income" in the fiscal year in which the corresponding charges or expenses were incurred. The portion related to capitalized expenses is deducted from the amount of capitalized expenses on the statements of financial position and from the amortization charges for these expenses on the statements of operations.

Detail of revenues and other income

The following table summarizes the Company’s revenues and other income per category for the years ended December 31, 2021, 2020, and 2019.

	For the year ended December 31,
(in thousands of euros)	2021	2020	2019
Services	5	50	40
Other sales	5	—	28
Total revenues	10	50	68
Research tax credit	2,490	1,927	2,437
Subsidies	126	526	20
Other	21	10	17
Total other income	2,637	2,462	2,473
Total revenues and other income	2,647	2,512	2,541
The Company’s revenue of €10 thousand in 2021, €50 thousand in 2020 and €68 thousand in 2019 were derived mainly from the charging-back of shared external clinical research organization costs in connection with the development support provided by the Company to PharmaEngine as part of the 2014 amendment to the Company's License and Collaboration Agreement.

100% of the revenues recognized in 2021, 2020 and 2019 were derived from the arrangement with PharmaEngine (see Note 4.1).

In 2020, the Company’s other income, other than the research tax credit, mainly derives from French State subsidies of €312 thousand provided as part of the ‘‘partial unemployment measure,’’ a National plan allowing companies facing economic challenges during the COVID-19 crisis to receive from the French State approximately 84% of specific employees’ net salary, as well as the €350 thousand received by Curadigm in connection with the Bpifrance Deep Tech Funding, €187 thousand of which was recognized as revenue for the years ended December 31, 2020.